FINANCIAL INSTRUMENTS (Details 6) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Financials Instruments [Line items]
Net derivative financial liabilities	$ 1,756	$ 3,039
Uruguay [Member] | Forward contract One [Member]
Disclosure Of Financials Instruments [Line items]
Description of exchange rate translation	UYUUSD	UYUUSD
Name of the institution	Banco Santander Uy	Banco Santander Uy
Nominal amount of hedging instrument	$ 24,000	$ 16,600
Net derivative financial liabilities	$ 1,213	$ 1,633
Uruguay [Member] | Forward contract Two [Member]
Disclosure Of Financials Instruments [Line items]
Description of exchange rate translation	UYUUSD	UYUUSD
Name of the institution	HSBC Uruguay	Citibank U.K.
Nominal amount of hedging instrument	$ 9,000	$ 3,200
Net derivative financial liabilities	$ 543	$ 150
Uruguay [Member] | Forward contract Three [Member]
Disclosure Of Financials Instruments [Line items]
Description of exchange rate translation		UYUUSD
Name of the institution		HSBC Uruguay
Nominal amount of hedging instrument		$ 10,750
Net derivative financial liabilities		$ 1,256